Document and Entity Information	Aug. 03, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 03, 2021
Entity Registrant Name	Curis, Inc.
Entity Central Index Key	0001108205
Entity Emerging Growth Company	false
Entity File Number	000-30347
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-3505116
Entity Address, Address Line One	128 Spring Street
Entity Address, Address Line Two	Building C - Suite 500
Entity Address, City or Town	Lexington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02421
City Area Code	617
Local Phone Number	503-6500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.01 per share
Trading Symbol	CRIS
Security Exchange Name	NASDAQ